EQUITY AND EARNINGS PER SHARE - Outstanding Options Summary (Details)	Dec. 31, 2013	May 15, 2013	Dec. 31, 2012
Stock Options outstanding	20,730,458
Manager
Issued Prior to 2011	14,965,555		1,751,172
Issued in 2011-2013	16,176,333		7,934,166
Stock Options outstanding	17,672,888	21,500,000	9,685,338
Manager's Employees
Issued Prior to 2011	535,570		701,937
Issued in 2011-2013	2,510,000		2,860,000
Stock Options outstanding	3,045,570		3,561,937
Independent Directors
Issued Prior to 2011	2,000		2,000
Issued in 2011-2013	10,000		2,000
Stock Options outstanding	12,000		4,000
Total Affiliates
Issued Prior to 2011	2,034,125		2,455,109
Issued in 2011-2013	18,696,333		10,796,166
Stock Options outstanding	20,730,458		13,251,275